Warrant liabilities - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions (Details)	Sep. 30, 2026	Jun. 23, 2026
Expected volatility
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0.554	0.540
Share price
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	1.96	2.04
Risk-free interest rate (%)
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0.0499	0.0438
Expected life (years)
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	1.73	2
Dividend yield (%)
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0	0